Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 90.0%
	Australia – 14.4%
184,591	APA Group (b)	$1,419,993
2,450,297	AusNet Services (b)	3,298,171
3,114,559	Spark Infrastructure Group (b)	5,122,630
163,698	Transurban Group (b)	1,625,100
		11,465,894
	Canada – 17.8%
117,005	Enbridge, Inc. (b)	3,743,335
172,824	Hydro One Ltd. (b) (c) (d)	3,577,451
69,700	Inter Pipeline, Ltd. (b)	735,822
56,113	Pembina Pipeline Corp. (b)	1,389,542
100,506	TC Energy Corp. (b)	4,699,552
		14,145,702
	Hong Kong – 6.3%
508,000	CLP Holdings, Ltd. (b)	4,991,381
	Italy – 11.2%
389,921	Enav S.p.A. (b) (c) (d)	1,637,893
813,836	Snam S.p.A. (b)	4,166,396
434,750	Terna Rete Elettrica Nazionale S.p.A (b)	3,142,934
		8,947,223
	Japan – 3.2%
48,000	West Japan Railway Co.	2,524,742
	Mexico – 1.2%
340,000	Infraestructura Energetica Nova S.A.B. de C.V. (b)	988,365
	Spain – 0.2%
12,825	Iberdrola S.A.	161,464
	United Kingdom – 24.5%
556,091	National Grid PLC (b)	6,267,992
157,184	Pennon Group PLC (b)	2,113,772
166,204	Severn Trent PLC (b)	5,181,100
530,558	United Utilities Group PLC (b)	5,895,089
		19,457,953
	United States – 11.2%
35,956	Eversource Energy (b)	3,081,789
195,738	Kinder Morgan, Inc. (b)	2,705,099
15,147	Sempra Energy (b)	1,872,926
19,400	Southwest Gas Holdings, Inc. (b)	1,219,678
		8,879,492
	Total Common Stocks	71,562,216
	(Cost $71,222,052)
MASTER LIMITED PARTNERSHIPS (a) – 9.8%
	United States – 9.8%
306,939	Enterprise Products Partners, L.P. (b)	5,389,849

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	United States (Continued)
62,507	Magellan Midstream Partners, L.P. (b)	$2,375,891
	Total Master Limited Partnerships	7,765,740
	(Cost $8,453,916)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 30.5%
	Luxembourg – 0.6%
$498,750	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	5.50%	12/12/26	484,725
	United States – 29.9%
331,482	Buckeye Partners L.P., Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	11/01/26	325,562
975,000	Calpine Construction Finance Co., L.P., Term B Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	01/15/25	944,531
646,033	Calpine Corp., Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/15/24	631,678
891,000	Calpine Corp., Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	04/01/26	870,338
995,000	CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	03/15/27	959,966
1,344,983	Consolidated Communications, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.00%	10/05/23	1,310,242
460,000	Coral-US Co-Borrower LLC, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/31/28	443,670
721,292	Core & Main L.P., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	08/01/24	704,161
621,050	Crestwood Holdings LLC, Term Loan B, 3 Mo. LIBOR + 7.50%, 0.00% Floor	7.66%	03/05/23	404,459
1,370,480	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	07/17/25	1,320,800
297,750	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.82%	03/31/26	281,466
600,000	Delta Air Lines, Inc., Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	04/29/23	597,534
230,858	Edgewater Generation LLC, Term B Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	12/13/25	222,531
1,376,461	Frontier Communications Corp., Term B-1 Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.35%-6.00%	06/15/24	1,387,129
1,500,000	Hamilton Projects Acquiror LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	06/26/27	1,496,250
493,744	HCA, Inc., Term Loan B12, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	03/13/25	489,502
475,680	HCA, Inc., Term Loan B13, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	03/18/26	471,517
500,000	LCPR Loan Financing LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.16%	10/25/26	502,085
1,443,008	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	03/01/27	1,396,414
1,250,000	Mileage Plus Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.25%, 1.00% Floor	6.25%	06/20/27	1,263,288
2,640,000	PG&E Corp. Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/23/25	2,595,463
1,099,090	Summit Midstream Partners Holdings LLC, Term Loan, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	05/21/22	186,845
1,350,000	Telenet Financing USD LLC, Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	2.17%	04/30/28	1,297,688
597,000	Terrier Media Buyer, Inc., Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	4.41%	12/17/26	584,499

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$1,000,000	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/01/27	$1,002,130
493,817	USIC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/09/23	479,412
1,198,821	Vistra Operations Co., LLC, Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	12/31/25	1,177,962
475,000	Windstream Services LLC, Term Loan B, 1 Mo. LIBOR + 6.25%, 1.00% Floor	7.25%	08/11/27	462,531
				23,809,653
	Total Senior Floating-Rate Loan Interests			24,294,378
	(Cost $25,534,806)

Total Investments – 130.3%	103,622,334
(Cost $105,210,774) (g)
Outstanding Loan – (32.1)%	(25,550,000)
Net Other Assets and Liabilities – 1.8%	1,454,102
Net Assets – 100.0%	$79,526,436

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,263,838 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,852,278. The net unrealized depreciation was $1,588,440.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 71,562,216	$ 71,562,216	$ —	$ —
Master Limited Partnerships*	7,765,740	7,765,740	—	—
Senior Floating-Rate Loan Interests*	24,294,378	—	24,294,378	—
Total Investments	$ 103,622,334	$ 79,327,956	$ 24,294,378	$—

*	See Portfolio of Investments for country breakout.